Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Total property plant and equipment, at cost	$ 12,225,137	$ 11,664,975
Less: accumulated depreciation	(4,328,636)	(3,857,930)
Property, plant and equipment, net	7,896,501	7,807,045
Buildings [Member]
Total property plant and equipment, at cost	9,590,058	9,273,325
Machinery [Member]
Total property plant and equipment, at cost	2,339,879	2,150,738
Furniture, fixture and electronic equipment [Memebr]
Total property plant and equipment, at cost	163,819	172,552
Vehicles [Member]
Total property plant and equipment, at cost	$ 131,381	$ 68,360